Consolidated Balance Sheets Parentheticals (USD $)	Dec. 31, 2012	Mar. 31, 2012
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	63,555,635	58,354,775
Common Stock, shares outstanding	63,555,635	58,354,775